Reserves - Schedule of Reserves (Details) - Reserve [Member] - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Reserves [Line Items]
Foreign currency translation reserve	$ (6,052,533)	$ (4,412,219)
NASDAQ listing reserve	43,998,710	43,998,710
Share-based payment reserve	19,043,083	790,690
Total	$ 56,989,260	$ 40,377,181